EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Disclosure of Defined Benefits Plans Explanatory [Text Block]

	December 31, 2019		December 31, 2018
Short term	Ps.	480,489	Ps.	481,320
Post-employment		590,914		541,226
Long term		186,333		242,335
Total	Ps.	1,257,736	Ps.	1,264,881

Plan Asset	Ps.	(22,756)	Ps.	—

Net employee benefits	Ps.	1,234,980	Ps.	1,264,881

Disclosure of net defined benefit liability (asset) [text block]

Post-employment and long-term benefits movements during the years ended at December 31, 2019,  2018 and 2017 are as follows:

	Post-Employment benefits						Long-term Benefits
	December		December		December		December		December		December
	31, 2019		31, 2018		31, 2017		31, 2019		31, 2018		31, 2017
Balance at the beginning of the year	Ps.	541,226	Ps.	604,110	Ps.	509,022	Ps.	242,335	Ps.	229,770	Ps.	191,112
Service costs		14,567		13,127		4,425		22,860		21,040		18,201
Interests cost		37,138		36,700		50,826		14,252		13,460		12,889
Gain on settlements		—		(18,300)		253		—		—		(112)
Past Service Costs (1)		1,018		(191)		200		(49,400)		1,632		(3,961)
	Ps.	593,949	Ps.	635,446	Ps.	564,726	Ps.	230,047	Ps.	265,902	Ps.	218,129
Changes in actuarial assumptions from changes in demographic assumptions		7,407		6,136		(8,863)		—		388		(1,432)
Changes in actuarial assumptions from changes in financial assumptions		54,674		(24,149)		109,095		(13,008)		11,831		43,870
	Ps.	62,081	Ps.	(18,013)	Ps.	100,232	Ps.	(13,008)	Ps.	12,219	Ps.	42,438
Payments to employees		(63,580)		(79,709)		(59,866)		(30,706)		(35,786)		(30,797)
Effect of movements in exchange rates		(1,536)		3,502		(982)		—		—		—
Liability balance at the end of the year	Ps.	590,914	Ps.	541,226	Ps.	604,110	Ps.	186,333	Ps.	242,335	Ps.	229,770

Plan Assets
Recognition of the active plan		(21,474)		—		—		—		—		—
Interests income		(318)		—		—		—		—		—
Remeasurements on plan assets		(859)		—		—		—		—		—
Effect of movements in exchange rates		(105)		—		—		—		—		—
Balance at the end of the year plan assets	Ps.	(22,756)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	568,158	Ps.	541,226	Ps.	604,110	Ps.	186,333	Ps.	242,335	Ps.	229,770
(1)

The variation includes the effect of a change in a long-term institutional benefit plan at Banco de Bogotá, which went from being a defined benefit plan to a defined contribution plan, through which the bank makes monthly contributions into a fund created for each employee.

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]

		December 31, 2019		December 31, 2018
Defined contribution plan	Ps.	73,297	Ps.	88,147
Defined benefit plan		52,723		31,336

Disclosure of Detail Information of Variables Used to Calculate Obligation [Text Block]

	December 31,	December 31,
Post-Employment Benefits	2019	2018
Discount interest rate	5.87%	7.29%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.00%
Pension growth rate	3.00%	3.00%
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)

	December 31,	December 31,
Long-Term Benefits	2019	2018
Discount interest rate	5.34%	6.75%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.00%
Pension growth rate	N/A	N/A
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)

(1) For those entities where a sufficiently large statistic is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit.

Disclosure of sensitivity analysis for actuarial assumptions [text block]

	-0.50 basic points
At December 31, 2019	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	24,833	Ps.	4,993
Salaries growth rate		(5,057)		(5,628)
Retirement growth rate		(14,827)		N/A

	+0.50 basic points
At December 31, 2019	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	(20,931)	Ps.	(4,721)
Salaries growth rate		5,297		5,904
Retirement growth rate		18,921		N/A

Disclosure of information about maturity profile of defined benefit obligation [text block]

		Payments for Post-		Payments for Long-
Year		Employment		term Benefits
2020	Ps.	65,527	Ps.	30,418
2021		58,646		24,672
2022		58,776		25,342
2023		56,645		24,512
2024		55,602		27,014
Years 2025 – 2029		257,815		114,490